UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-21317
                                                     ---------

                              PMFM INVESTMENT TRUST
                              ---------------------
               (Exact name of registrant as specified in charter)


          1551 Jennings Mill Road, Suite 2400-A, Bogart, Georgia 30622
          ------------------------------------------------------------
               (Address of principal executive offices)     (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)



        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                         Date of fiscal year end: May 31
                                                  ------


                     Date of reporting period: May 31, 2005
                                               ------------

Item 1. REPORTS TO STOCKHOLDERS.

Annual Report 2005









                                           Tactical Preservation Portfolio Trust
                                                         Managed Portfolio Trust
                                          Tactical Opportunities Portfolio Trust

                                                                    May 31, 2005









     PMFM INC.
     Personal Mutual Fund Management














This report and the financial statements contained herein are submitted for the general information of the shareholders of the PMFM Funds ("Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin Street, Rocky Mount, NC 27802,Phone 1-800-773-3863.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the PMFM Funds ("Funds") and of the market in general and statements of the Funds' plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investments in the PMFM Funds ("Funds") are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting its investment objective. Investment in the Funds is also subject to the following risks: market risk, management style risks, "Fund of Funds" structure limitations and expenses risks, sector risks, fixed income risks, tracking risks, ETF net asset value and market price risks, foreign securities risk, portfolio turnover risks, small capitalization companies risk, non-diversified fund risk, aggressive investment techniques risk, derivative instruments risk, swaps risk and leverage risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this Annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-866-383-7636. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

Stated performance in the aforementioned funds was achieved at some or all points during the year by waiving or reimbursing part of those funds' total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.


This Annual Report was first distributed to shareholders on or about July 28, 2005.

The PMFM Funds

________________________________________________________________________________

July 18, 2005

Dear PMFM Shareholder,

     Enclosed for your review is the annual report for the fiscal year ending May 31, 2005 for the PMFM Managed Portfolio Trust, the PMFM Tactical Preservation Portfolio Trust and the PMFM Tactical Opportunities Portfolio Trust, each a series of the Family of Funds (the "Funds"). In managing each Fund, we use our proprietary, quantitatively driven asset allocation model to assess market risk and make determinations on when and to what degree to be "in" or "out" of various markets. As explained below, this past year was a challenging market environment for the Funds, primarily because the up and down movements in the stock markets made it difficult for our models to identify trends.

     Market Overview. During this past fiscal year, the stock market averages were positive, including an 8.2% gain in the S&P 500 Index, a 9.8% rise in the Russell 2000, and appreciation of 4.1% from the NASDAQ. For the same period the Managed Portfolio gained 2.3% and the Tactical Preservation Portfolio lost 1.0%.^1 Similar to the prior fiscal year, these 12 months were characterized by several distinct periods: a consistent uptrend through the end of 2004, a volatile non-trending market with a downward bias for the first 4 months of 2005, and a strong reversal in May. In particular, during the first 4 months of 2005, the stock market experienced an astounding eighteen reversals of direction (as measured by a 10 day simple moving average). Since the near term low in the stock market on April 25th, the market has been on a generally consistent uptrend with just 3 reversals of direction. Despite a strong 4th quarter, the vast majority of the gains from the market occurred during the month of May 2005, when the S&P 500 rose 4.2%, the Russell 2000 gained 6.4% and the NASDAQ led the way with a gain of 8.6%. Following are some specific comments regarding the performance of the PMFM Funds during this period:

     PMFM Managed and PMFM Tactical Preservation Portfolios:

     These Funds are actively  managed  primarily  among  Exchange  Traded Funds
(ETFs) and cash equivalents. We use a proprietary technical ranking system to measure the overall level of risk in the market, and we increase or decrease equity exposure in the Funds based on this risk assessment. The PMFM Tactical Preservation Portfolio is more conservative then the PMFM Managed Fund, which means that it generally will be quicker to sell interests in markets or market sectors when our models suggests that markets have become or are becoming risky, and generally will be slower to purchase interests in markets or market sectors when our models suggests markets have become or are becoming low risk and likely to appreciate. Our goal is to participate in the equity market when we deem the risk levels to be reasonable and to avoid equities when the risk levels are unacceptable.

         While our model has been historically successful in protecting from losses during severe market declines, our safety measures may cause our portfolios to underperform during rising markets. This past year was no exception. For example, during the period June 1, 2004 through December 31, 2004, the Managed Portfolio returned 6.9% and the Tactical Preservation Portfolio gained 3.5%. During this period, the NASDAQ returned 9.3% and the S&P 500 Index returned 8.1%. The Tactical Preservation Portfolio's conservative bias kept us out of the market for longer than the Managed Portfolio, which caused it to lag further behind.

          As mentioned earlier, the first five months of 2005 were a challenging market environment. Not only were most of the market averages down during this time period, but the market did not have a clear trend. As a result, our exposure to the markets was more limited throughout the period and our risk measures twice dictated a defensive cash equivalent position. For the period from January 1, 2005 to May 31, 2005, the Managed Portfolio returned -4.5% and the Tactical Preservation Portfolio returned -4.3%. While these returns were better than the Russell 2000 Index (-5.5% in the same period) and the Nasdaq (-4.9% in the same period), they underperformed the S&P 500 Index (-1.7% in the same period).

____________________
^1 The Tactical Opportunities Portfolio was not in existence for the entire fiscal year ending May 31, 2005. The Fund's return for the period September 27, 2004 (date of inception) through May 31, 2005 was -4.9%.

     PMFM Tactical Opportunities Portfolio:

     The Tactical Opportunities Portfolio began operations on September 27, 2004. While the Tactical Opportunities Portfolio is our most aggressive Fund, it was invested in cash equivalents until December 3, 2004 as we waited for assets in the Fund to grow and to implement our investment strategy. During this period of time, the equity market rose sharply, led by the Nasdaq (up 15.5%), the Russell 2000 (up 15.0%) and the S&P 500 (up 7.9%). We invested the Tactical Opportunities Portfolio in the markets beginning in early December; however, the markets and the Fund were down over that period. Subsequent to December 3rd through the end of May 2005, the Portfolio was down 2.3%, outperforming the Russell 2000 (-4.0%) and the Nasdaq (-3.7%), but trailing the S&P 500 (0.0%). As with our other Funds, the Tactical Opportunities Portfolio is designed around our models. The success of our models has generally depended on their ability to identify trends in the market, and the up-and-down market movements from January to April 2005 did not offer any sustained trends. We expect this Portfolio will perform well during uptrends in the market, and the month of May was no exception. The Tactical Opportunities Portfolio gained 5.6% in May during a significant uptrend, which compared favorably to the returns of the Russell 2000 (up 6.4%), Nasdaq (up 7.6%) and the S&P 500 (up 3.0%).

     PMFM Changes. We also wanted to notify you of a couple of changes that have affected our PMFM Funds family. First, we are excited about the recent merger of the MurphyMorris ETF Fund with and into our newest fund, the PMFM Core Advantage Portfolio Trust (the "Merger"). The Merger was effective June 1, 2005. Information about the Core Advantage Portfolio is available in the new fund's prospectus. Please call us at 1-800-773-3863 if you would like more information.

     Second, we wanted to let you know that PMFM recently offered its clients with account values of more than $500,000 a new separately managed account option. Many PMFM clients have moved assets from the PMFM funds to this new management option, which caused the assets of the Funds to decline significantly during the last fiscal year.

     Thank you for your continued support and allowing us to serve you and the Funds. Please feel free to contact us with any questions or concerns.

Sincerely,
PMFM, Inc.

/s/ Tim Chapman

Tim Chapman

PMFM Tactical Preservation Portfolio Trust Investor Class Shares

Performance Update - $10,000 Investment

For the period from March 25, 2004 (Date of Initial Public Investment) to May 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
[LINE GRAPHN HERE]
                                             60% S&P 500 Total Return   Performance Returns for the periods ended May 31, 2005
                                S&P 500      Index/40% Lehman Brothers  -----------------------------------------------------------
           Investor Class  Total Return Index  Aggregate Bond Index     Average Annual Total
           --------------  ------------------  -------------------      Returns                      One Year     Since Inception*
 3/25/2004   $10,000           $10,000              $10,000             -----------------------------------------------------------
 3/31/2004    10,000            10,156               10,079             Investor Class Shares         (1.02)%          (2.37)%
 5/31/2004     9,820            10,134                9,936             -----------------------------------------------------------
 7/31/2004     9,740             9,989                9,915             Cumulative Total               Since       Final Value of
 9/30/2004     9,730            10,138               10,098             Investment Returns          Inception*   $10,000 Investment
11/30/2004     9,920            10,710               10,442             -----------------------------------------------------------
 1/31/2005     9,800            10,804               10,567             Investor Class Shares         (2.80)%          $9,720
 3/31/2005     9,720            10,836               10,537             ------------------------------------------------------------
 5/31/2005     9,720            10,969               10,725             S&P 500 Total Return Index     9.69%           $10,969
                                                                        ------------------------------------------------------------
                                                                        60% S&P 500 Total Return
                                                                        Index / 40% Lehman Brothers
                                                                        Aggregate Bond Index           7.25%           $10,725
                                                                        ------------------------------------------------------------
                                                                        *Investor class inception date - March 25, 2004 (Date of
                                                                        Initial Public  Investment).
------------------------------------------------------------------------------------------------------------------------------------

The graph assumes an initial $10,000 investment at March 25, 2004 for Investor Class (Date of Initial Public Investment). All dividends and distributions are reinvested. This graph depicts the performance of PMFM Tactical Preservation Portfolio Trust (the "Fund") Investor Class shares versus the S&P 500 Total Return Index and a combined index of 60% S&P 500 Total Return Index and 40% Lehman Brothers Aggregate Bond Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.
--------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An Investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses
________________________________________________________________________________

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


                                                     Beginning Account           Ending Account                Expenses Paid
Expense Example                                      Value June 1, 2004        Value May 31, 2005              During Period*
-------------------------------------------------- ----------------------- ---------------------------- ----------------------------
Actual                                                   $1,000.00                  $ 989.80                       $24.18
-------------------------------------------------- ----------------------- ---------------------------- ----------------------------
Hypothetical (5% annual return before expenses)          $1,000.00                  $1,025.70                      $24.61
-------------------------------------------------- ----------------------- ---------------------------- ----------------------------
* Expenses are equal to the Fund's annualized  expense ratio 2.43% multiplied by the average account value over the period.

PMFM Tactical Preservation Portfolio Trust Advisor Class Shares

Performance Update - $10,000 Investment

For the period from April 30, 2004 Advisor Class (Date of Initial Public Investment) to May 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
[LINE GRAPH HERE]

                                             60% S&P 500 Total Return   Performance Returns for the periods ended May 31, 2005
                                S&P 500      Index/40% Lehman Brothers  ------------------------------------------------------------
           Advisor Class  Total Return Index  Aggregate Bond Index      Average Annual Total
           -------------  ------------------  --------------------      Returns                      One Year     Since Inception*
 4/30/2004   $10,000          $10,000              $10,000              ------------------------------------------------------------
 5/31/2004     9,990           10,137               10,065              Advisor Class Shares          (1.83)%          (1.78)%
 7/31/2004     9,888            9,992               10,046              ------------------------------------------------------------
 9/30/2004     9,868           10,141               10,232              Cumulative Total               Since       Final Value of
11/30/2004    10,051           10,713               10,577              Investment Returns          Inception*   $10,000 Investment
 1/31/2005     9,919           10,807               10,704              ------------------------------------------------------------
 3/31/2005     9,827           10,840               10,672              Advisor Class Shares          (1.93)%          $9,807
 5/31/2005     9,807           10,972               10,863              ------------------------------------------------------------
                                                                        S&P 500 Total Return Index     9.72%           $10,972
                                                                        ------------------------------------------------------------
                                                                        60% S&P 500 Total Return
                                                                        Index / 40% Lehman Brothers
                                                                        Aggregate Bond Index           7.93%           $10,863
                                                                        ------------------------------------------------------------
                                                                        *Advisor class inception date - April 30, 2004 (Date of
                                                                         Initial Public Investment).
------------------------------------------------------------------------------------------------------------------------------------

The graph assumes an initial $10,000 investment at April 30, 2004 for Advisor Class (Date of Initial Public Investment). All dividends and distributions are reinvested. This graph depicts the performance of PMFM Tactical Preservation Portfolio Trust (the "Fund") Advisor Class shares versus the S&P 500 Total Return Index and a combined index of 60% S&P 500 Total Return Index and 40% Lehman Brothers Aggregate Bond Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.
--------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An Investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses
________________________________________________________________________________

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                    Beginning Account            Ending Account                Expenses Paid
Expense Example                                     Value June 1, 2004         Value May 31, 2005              During Period*
------------------------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000.00                   $ 981.70                       $31.81
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)         $1,000.00                   $1,017.90                      $32.39
------------------------------------------------------------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized  expense ratio 3.21% multiplied by the average account value over the period.

PMFM Tactical Preservation Portfolio Trust

Schedule of Investments


As of May 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                Market Value
                                      Shares      (Note 1)
-------------------------------------------------------------    -------------------------------------------------------------------

EXCHANGE TRADED FUNDS - 94.22%                                           Summary of Investments by Industry
                                                                                                        % of Net
     iShares Russell Midcap Value                                Industry                                Assets           Value
                                                                 -------------------------------------------------------------------
        Index Fund                    27,200     $ 3,121,200
     iShares Russell 1000 Growth                                 Exchange Traded Funds                    94.22%      $ 19,642,507
        Index Fund                    42,600       2,058,006     Investment Company                       35.20%         7,337,958
     MidCap SPDR Trust Series 1       16,900       2,071,095     Private Investment Company               14.44%         3,009,444
     Nasdaq 100 Index Tracking                                   -------------------------------------------------------------------
        Stock                         81,700       3,111,136     Total                                   143.86%       $29,989,909
     SPDR Trust Series 1              51,700       6,177,116
     Vanguard Total Stock Market
        VIPERs                        26,600       3,103,954
                                                 -----------

Total Exchange Traded Funds
        (Cost $19,641,661)                        19,642,507
                                                 -----------

INVESTMENT COMPANY - 35.20%
     Merrimac Cash Series Nottingham Shares
        (Cost $7,337,958)          7,337,958       7,337,958
                                                 -----------

PRIVATE INVESTMENT COMPANY - 14.44%
 (B)   Pamlico Enhanced Cash Trust
        (Cost $3,009,444)          3,009,444       3,009,444
                                                 -----------

Total Investments (Cost $29,989,063) - 143.86%    29,989,909
Liabilities in Excess of Other Assets - (43.86%)  (9,143,111)
                                                 -----------

Net Assets - 100.0%                              $20,846,798
                                                 ===========

 * Non-income producing investment.

(B) Restricted security - A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. Restricted securities are valued according to the guidelines and procedures adopted by the Board of Trustees. The Fund currently holds 3,009,444 shares of Pamlico Enhanced Cash Trust at a cost of $3,009,444. The sale of this investment has been restricted and has been valued in accordance with the guidelines adopted by the Board of Trustees. The total fair value of this security at May 31, 2005 is $3,009,444, which represents 14.44% of net assets.








See Notes to Financial Statements

PMFM Managed Portfolio Trust Investor Class Shares

Performance Update - $10,000 Investment

For the period from June 30, 2003 Investor Class (Date of Initial Public Investment) to May 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------
[LINE GRAPH HERE]
                                           80% S&P 500 Total Return
                             S&P Total     Index/20% Lehman Brothers   Performance Returns for the periods ended May 31, 2005
           Investor Class  Return Index    Aggregate Bond Index       -------------------------------------------------------------
           --------------  ------------    --------------------        Average Annual Total
 6/30/2003   $10,000         $10,000            $10,000                Returns                         One Year   Since Inception*
 7/31/2003     9,820          10,176             10,067               -------------------------------------------------------------
 9/30/2003     9,570          10,265             10,208                Investor Class Shares            2.30%          1.96%
11/30/2003    10,080          10,941             10,734               -------------------------------------------------------------
 1/31/2004    10,498          11,726             11,402                                                             Final Value of
 3/31/2004    10,488          11,709             11,430                Cumulative Total                 Since         $10,000
 5/31/2004    10,147          11,684             11,342                Investment Returns             Inception      Investment
 7/31/2004     9,997          11,517             11,242               -------------------------------------------------------------
 9/30/2004    10,027          11,689             11,428                Investor Class Shares            3.80%*        $10,380
11/30/2004    10,538          12,347             11,956               -------------------------------------------------------------
 1/31/2005    10,431          12,456             12,078                S&P 500 Total Return Index       26.46%        $12,646
 3/31/2005    10,309          12,493             12,082               -------------------------------------------------------------
 5/31/2005    10,380          12,646             12,261                80% S&P 500 Total Return
                                                                       /20% Lehman Brothers
                                                                       Aggregate Bond Index             22.61%        $12,261
                                                                      -------------------------------------------------------------
                                                                       *The Fund's inception date - June 30, 2003 (Date of
                                                                       Initial Public Investment).
-----------------------------------------------------------------------------------------------------------------------------------

The graph assumes an initial $10,000 investment at June 30, 2003 (Date of Initial Public Investment) for Investor Class. The deduction of the maximum contingent deferred sales charge ("CDSC") is not reflected in the graph or the return table above because the CDSC declines to 0% after the first year. All dividends and distributions are reinvested. This graph depicts the performance of PMFM Managed Portfolio Trust (the "Fund") Investor Class shares versus the S&P 500 Total Return Index and a combined index of 80% S&P 500 Total Return Index and 20% Lehman Brothers Aggregate Bond Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.
--------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An Investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses
________________________________________________________________________________

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
During Period*

Investor Class Shares                         Beginning Account           Ending Account               Expenses Paid
Expense  Example                              Value June 1, 2004        Value May 31, 2005             During Period*
---------------------------------------------------------------------------------------------------------------------------
Actual                                             $1,000.00                   $1,023.00                    $18.21
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5%annual return before
expenses)                                          $1,000.00                   $1,032.00                    $18.29
---------------------------------------------------------------------------------------------------------------------------
* Expenses  are equal to the Fund's  annualized  expense  ratio of 1.80% for the
 Investor Class multiplied by the average account value over the period.

PMFM Managed Portfolio Trust Advisor Class Shares

Performance Update - $10,000 Investment

For the period from April 30, 2004 Advisor Class (Date of Initial Public Investment) to May 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
[LINE GRAPH HERE]

                                            80% S&P 500 Total Return    ------------------------------------------------------------
                           S&P 500 Total    Index/20% Lehman Brothers   Performance Returns for the periods ended May 31, 2005
           Advisor Class    Return Index    Aggregate Bond Index        ------------------------------------------------------------
           -------------    ------------    --------------------        Average Annual Total
 4/30/2004    $10,000         $10,000            $10,000                Returns                         One Year   Since Inception*
 5/31/2004     10,000          10,137             10,101                ------------------------------------------------------------
 7/31/2004      9,832           9,992             10,019                Advisor Class Shares             1.50%          1.38%
 9/30/2004      9,852          10,141             10,187                ------------------------------------------------------------
11/30/2004     10,336          10,713             10,645                                                            Final Value of
 1/31/2005     10,220          10,807             10,756                Cumulative Total                 Since         $10,000
 3/31/2005     10,090          10,840             10,756                Investment Returns             Inception      Investment
 5/31/2005     10,150          10,972             10,918                ------------------------------------------------------------
                                                                        Advisor Class Shares             1.50%*        $10,150
                                                                        ------------------------------------------------------------
                                                                        S&P 500 Total Return Index       9.72%         $10,972
                                                                        ------------------------------------------------------------
                                                                        80% S&P 500 Total Return
                                                                        /20% Lehman Brothers
                                                                        Aggregate Bond Index             9.18%         $10,918
                                                                        ------------------------------------------------------------
                                                                        * The Advisor class inception date-April 30, 2004
                                                                        (Date  of Initial Public Offering).
------------------------------------------------------------------------------------------------------------------------------------

The graph assumes an initial $10,000 investment at April 30, 2004 for Advisor Class (Date of Initial Public Investment). The deduction of the maximum contingent deferred sales charge ("CDSC") is not reflected in the graph or return table above because the CDSC for the Advisor Class shares declines to 0% after the first year. All dividends and distributions are reinvested. This graph depicts the performance of PMFM Managed Portfolio Trust (the "Fund") Advisor Class shares versus the S&P 500 Total Return Index and a combined index of 80% S&P 500 Total Return Index and 20% Lehman Brothers Aggregate Bond Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.
--------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An Investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses
________________________________________________________________________________

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Advisor Class Shares                          Beginning Account             Ending Account              Expenses Paid
Expense Example                              Value June 1, 2004           Value May 31, 2005            During Period*
----------------------------------------------------------------------------------------------------------------------------
Actual                                             $1,000.00                   $1,015.00                    $25.99
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5%annual return before               $1,000.00                   $1,024.20                    $26.11
expenses)
----------------------------------------------------------------------------------------------------------------------------
* Expenses  are equal to the Fund's  annualized  expense  ratio of 2.58% for the Advisor Class multiplied by the average account value over the period.

PMFM Managed Portfolio Trust

Schedule of Investments

As of May 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Market Value
                                         Shares          (Note 1)
------------------------------------------------------------------- ---------------------------------------------------------------

EXCHANGE TRADED FUNDS - 95.47%                                              Summary of Investments by Industry

   Biotech HOLDRs Trust                  57,173        $ 9,636,509                                        % of Net
   iShares Dow Jones US Healthcare                                   Industry                               Assets        Value
                                                                     ---------------------------------------------------------------
      Sector Index Fund                 190,700         11,689,910
   iShares Russell 1000 Growth                                       Exchange Traded Funds                   95.47%   $ 111,990,903
      Index Fund                        148,000          7,149,880   Investment Company                       3.23%       3,794,739
   iShares S&P MidCap 400                                            Private Investment Company               1.33%       1,556,298
                                                                     ---------------------------------------------------------------
      BARRA Growth Index Fund            66,800          9,108,180   Total                                  100.03%   $ 117,341,940
   Midcap SPDR Trust Series 1           144,600         17,720,730
   Nasdaq-100 Index
      Tracking Stock                    622,725         23,713,368
   Rydex S&P Equal Weight ETF            61,200          9,416,844
   SPDR Trust Series 1                  197,150         23,555,482
                                                     -------------

Total ETFs (Cost $110,355,440)                         111,990,903
                                                     -------------

INVESTMENT COMPANY - 3.23%
   Merrimac Cash Series Nottingham Shares
      (Cost $3,794,739)               3,794,739          3,794,739
                                                     -------------

PRIVATE INVESTMENT COMPANY - 1.33%
(B)  Pamlico Enhanced Cash Trust
      (Cost $1,556,298)               1,556,298          1,556,298
                                                     -------------


Total Investments (Cost $115,706,477) - 100.03%        117,341,940
Liabilities in Excess of Other Assets - (0.03%)            (33,322)
                                                     -------------

Net Assets - 100.0%                                  $ 117,308,618
                                                     =============

* Non-income producing investment.

(B) Restricted security - A restricted security cannot be resold to the general public without prior registration under the Securities
Act of 1933. Restricted securities are valued according to the guidelines and procedures adopted by the Board of Trustees. The
Fund  currently  holds  1,556,298  shares of Pamlico  Enhanced Cash
Trust at a cost of $1,556,298. The sale of this investment has been restricted and has been valued in accordance with the guidelines adopted by the Board of Trustees. The total fair value of this security at May 31, 2005 is $1,556,298, which represents 1.33% of net assets.












See Notes to Financial Statements

PMFM Tactical Opportunities Portfolio Trust

Performance Update - $10,000 Investment

For the period from September 27, 2004 (Date of Initial Public Investment for Investor Class and Advisor Class) to May 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
[LINE GRAPH HERE]
                                                40% Russell / 20% S&P 500
             Investor  Advisor  S&P 500 Total  Total Return/20% DJIA/20%   Performance Returns for the period ended May 31, 2005
              Class    Class    Return Index         Nasdaq 100            --------------------------------------------------------
              -----    -----    ------------         ----------            Cumulative Total
 9/27/2004  $10,000   $10,000     $10,000            $10,000               Returns                            Since Inception*
10/31/2004    9,990     9,990      10,257             10,388               --------------------------------------------------------
11/30/2004    9,980     9,960      10,672             11,031               Investor Class Shares                 (4.91)%
12/31/2004   10,071    10,043      11,036             11,374               Advisor Class Shares                  (6.33)%
 1/31/2005    9,730     9,692      10,767             10,918               --------------------------------------------------------
 2/28/2005    9,630     9,592      10,993             11,078                                                         Final Value of
 3/31/2005    9,419     9,382      10,799             10,809               Cumulative Total               Since        $10,000
 4/30/2005    9,008     8,961      10,594             10,361               Investment Returns            Inception*   Investment
 5/31/2005    9,509     9,367      10,931             10,927               --------------------------------------------------------
                                                                           Investor Class Shares           (4.91)%       $9,509
                                                                           Advisor Class Shares            (6.33)%       $9,367
                                                                           --------------------------------------------------------
                                                                           S&P 500 Total Return Index       9.31%        $10,931
                                                                           --------------------------------------------------------
                                                                           40% Russell 2000 / 20% S&P
                                                                           500 Total Return Index / 20%
                                                                           DJIA / 20% Nasdaq 100            9.27%        $10,927
                                                                           --------------------------------------------------------
                                                                           *The  Fund's inception date - September 27, 2004 (Date o
                                                                           Initial Public Investment).
------------------------------------------------------------------------------------------------------------------------------------

The graph assumes an initial $10,000 investment at September 27, 2004 for Investor Class and for the Advisor Class (Date of Initial Public Investment). The deduction of the maximum contingent deferred sales charge ("CDSC") is reflected in the graph because the Advisor Class shares has been in operation for less than one year, but declines to 0% after the first year. The CDSC is also reflected in the return table above as applicable. All dividends and distributions are reinvested. This graph depicts the performance of PMFM Tactical Opportunities Portfolio Trust (the "Fund") Investor Class shares and Advisor Class shares versus the S&P 500 Total Return Index and a combined index of 40% Russell 2000, 20% S&P 500 Total Return Index, 20% DJIA, and 20% Nasdaq
100. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.
--------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An Investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses
________________________________________________________________________________

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Investor Class Shares                               Beginning Account            Ending Account                Expenses Paid
Expense Example                                  Value September 27, 2004      Value May 31, 2005              During Period*
---------------------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000.00                   $ 950.90                       $16.50
---------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5%annual return before expenses)          $1,000.00                   $1,016.92                      $17.06
---------------------------------------------------------------------------------------------------------------------------------
Advisor Class Shares                                Beginning Account            Ending Account                Expenses Paid
Expense Example                                  Value September 27, 2004      Value May 31, 2005              During Period*
---------------------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000.00                   $ 936.70                       $21.30
---------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5%annual return before expenses)          $1,000.00                   $1,011.84                      $22.12
---------------------------------------------------------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio (2.50% and 3.25% for the Investor  Class and Advisor Class,
  respectively)  multiplied by the average net asset value over the period.

PMFM Tactical Opportunities Portfolio Trust

Schedule of Investments

As of May 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Market Value
                                        Shares     (Note 1)
---------------------------------------------------------------  -----------------------------------------------------------------

EXCHANGE TRADED FUNDS - 77.77%                                    *  Non-income producing investment.

     iShares Russell 2000                                         (B) Restricted  security - A restricted security cannot be resold
        Index Fund                      36,785  $  4,513,152      to the  general  public  without  prior  registration  under  the
     Nasdaq 100 Index Tracking                                    Securities  Act  of  1933.   Restricted   securities  are  valued
        Stock                           59,145     2,252,242      according to the guidelines  and procedures  adopted by the Board
     SPDR Trust Series 1                                          of  Trustees.  The Fund  currently  holds 4,569 shares of Pamlico
        Index Fund                      18,800     2,246,224      Enhanced  Cash  Trust  at a cost  of  $4,569.  The  sale  of this
                                                ------------      investment has been  restricted and has been valued in accordance with the guidelines  adopted by the Board of Trustees.  The total
Total Exchange Traded Funds                                       fair value of this  security  at May 31,  2005 is  $4,569,  which
     (Cost $9,029,222)                             9,011,618      represents 0.04% of net assets.
                                                ------------

INVESTMENT COMPANY - 0.10%                                        Summary of Investments by Industry
     Merrimac Cash Series Nottingham Shares
        (Cost $11,140)                  11,140        11,140                                              % of Net
                                                ------------      Industry                                 Assets           Value
                                                                  ----------------------------------------------------------------
PRIVATE INVESTMENT COMPANY - 0.04%
                                                                  Exchange Traded Funds                     77.77%     $ 9,011,618
 (B)   Pamlico Enchanced Cash Trust
        (Cost $4,569)                    4,569         4,569      Investment Company                         0.10%          11,140
                                                ------------      Private Investment Company                 0.04%           4,569
                                                                  ----------------------------------------------------------------
Total Investments (Cost $9,044,931) - 77.91%       9,027,327      Total                                     77.91%      $9,027,327

Other Assets Less Liabilities - 22.08%             2,559,795
                                                ------------

Net Assets - 100.00%                            $ 11,587,122
                                                ============

                                                 Cumulative
FUTURES - LONG                      Contracts   Appreciation
-------------------------------------------------------------

*    Nasdaq 100 E-Mini Future,
     expires June 2005,
     principal amount $2,046,967,
     value $2,040,720                      66   $     (6,247)

*    Russell Mini Future,
     expires June 2005,
     principal amount $3,969,438,
     value $4,132,560                      67        163,122

*    S&P 500 E-Mini Future,
      expires March 2005,
     principal amount $1,965,899,
      value $2,026,825                     34         60,926
                                                ------------

Total Cumulative Appreciation                   $    217,801
                                                ------------

See Notes to Financial Statements

PMFM Funds

Statements of Assets and Liabilities

                                                                         Tactical Preservation      Managed   Tactical Opportunities
As of May 31, 2005                                                                Fund               Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------

Assets:
      Investments, at cost ..............................................     $ 29,989,063        $115,706,477       $  9,044,931
      Investments, at value (note 1) ....................................     $ 29,989,909        $117,341,940       $  9,245,128
      Cash ..............................................................            3,023               2,805          2,540,836
      Receivables:
          Investments sold ..............................................             --                  --                6,300
          Fund shares sold ..............................................          243,941             349,100              7,109
          Income, at value (note 1) .....................................           27,230              93,779              4,643
      Prepaid expenses ..................................................           18,133              16,601             17,432
                                                                              ------------        ------------       ------------
      Total Assets ......................................................       30,282,236         117,804,225         11,821,448

Liabilities:
      Payables:
          Investments purchased .........................................        9,318,667                --              199,884
          Fund shares repurchased .......................................           88,410             435,842              6,000
      Accrued expenses ..................................................           28,361              59,765             28,442
                                                                              ------------        ------------       ------------
      Total Liabilities .................................................        9,435,438             495,607            234,326

Net Assets ..............................................................     $ 20,846,798        $117,308,618       $ 11,587,122
                                                                              ============        ============       ============
Net Assets Consist of:
      Capital (par value and paid in surplus) ...........................       21,163,419         110,357,999         12,637,755
      Undistributed net investment income ...............................             --               240,247               --
      Undistributed net realized gain (loss) on investments .............         (317,467)          5,074,909         (1,250,830)
      Unrealized appreciation of investments ............................              846           1,635,463            200,197


      Total Net Assets ..................................................     $ 20,846,798        $117,308,618       $ 11,587,122

      Investor Shares Outstanding, $0.001 par value
          (unlimited shares authorized) .................................        2,108,223          11,414,587          1,182,976
      Net Assets - Investor Shares ......................................     $ 20,494,280        $116,228,630       $ 11,227,992
      Net Asset Value Per Investor Share ................................     $       9.72        $      10.18       $       9.49

      Advisor Shares Outstanding, $0.001 par value
          (unlimited shares authorized) .................................           36,553             106,713             38,012
      Net Assets - Advisor Shares .......................................     $    352,518        $  1,079,988       $    359,130
      Net Asset Value Per Advisor Share .................................     $       9.64        $      10.12       $       9.45







See Notes to Financial Statements

PMFM Funds

Statements of Operations

                                                                         Tactical Preservation    Managed    Tactical Opportunities
For the fiscal year or period ended May 31, 2005                                 Fund              Fund                Fund (a)
------------------------------------------------------------------------------------------------------------------------------------

Investment Income:
      Interest ...........................................................   $   269,621        $      --         $    18,345
      Dividends ..........................................................       231,501          3,983,304            73,220
      Other income .......................................................          --                6,174              --
                                                                             -----------        -----------       -----------
      Total Income .......................................................       501,122          3,989,478            91,565

Expenses:
      Advisory fees (note 2) .............................................       298,573          2,423,307            90,963
      Administration fees (note 2) .......................................        41,800            268,865            12,735
      Transfer agent fees (note 2) .......................................        27,000             27,000            10,600
      Fund accounting fees (note 2) ......................................        38,389             55,386            25,028
      Custody fees (note 2) ..............................................         4,927             32,163             4,053
      Compliance services fees (note 2) ..................................         4,719              3,864             3,886
      Other accounting fees (note 2) .....................................          --                 --               5,946
      Distribution and service fees - Investor Shares (note 3) ...........        59,523            482,778            17,723
      Distribution and service fees - Advisor Shares (note 3) ............           765              7,535             2,175
      Registration and filing administration fees (note 2) ...............        15,853             15,853            18,225
      Compliance officer fees ............................................         5,726              6,559             6,559
      Legal fees .........................................................        17,110             17,195            10,501
      Audit and tax preparation fees .....................................        22,289             22,289            23,050
      Registration and filing expenses ...................................        49,792             64,490            34,184
      Shareholder servicing expenses .....................................         3,855             20,178             1,868
      Printing expenses ..................................................           678              8,198             1,912
      Trustees' fees and expenses ........................................         4,784              5,457             5,258
      Securities pricing fees ............................................           379                456               250
      Other operating expenses ...........................................        11,391             36,664            11,136
      Total Expenses .....................................................       607,553          3,498,237           286,052
                                                                             -----------        -----------       -----------
      Expenses reimbursed by Advisor (note 2) ............................          --                 --             (33,017)
      Advisory fees waived (note 2) ......................................       (26,472)              --             (68,737
                                                                             -----------        -----------       -----------)
      Net Expenses .......................................................       581,081          3,498,237           184,298

Net Investment Income (Loss) .............................................       (79,959)           491,241           (92,733)

Net Realized and Unrealized Gain (Loss) on Investments:
      Net realized gain (loss) from investment transactions ..............         6,162          5,074,868          (377,346)
      Net realized gain (loss) from future contracts .....................          --                 --            (873,484)
      Change in unrealized appreciation on investments ...................           846          1,635,463           200,197
                                                                             -----------        -----------       -----------
Net Realized and Unrealized Gain (Loss) on Investments ...................         7,008          6,710,331        (1,050,633)

Net Increase (Decrease) in Net Assets
      Resulting from Operations ..........................................   $   (72,951)       $ 7,201,572       $(1,143,366)
                                                                             ===========        ===========       ===========
(a)   For the period from September 27, 2004 (Date of Initial Public Investment) to May 31, 2005


See Notes to Financial Statements

PMFM Funds

Statements of Changes in Net Assets

                                                            Tactical Preservation Fund                   Managed Fund
For the fiscal year and period ended May 31,                   2005           2004 (a)               2005             2004 (b)
------------------------------------------------------------------------------------------------------------------------------------

Operations:
      Net investment (loss) gain                         $    (79,959)    $    (58,208)        $     491,241     $    (169,234)
      Net realized gain (loss) from investments                 6,162         (323,629)            5,074,868         3,543,557
      Change in unrealized appreciation
        of investments                                            846                -             1,635,463                 -
                                                         ------------     ------------          ------------     -------------
Net (Decrease) Increase in Net Assets                         (72,951)        (381,837)            7,201,572         3,374,323
      Resulting from Operations

Distributions to Shareholders: (note 5)
      Net Investment income - Investor Shares                       -                -              (250,994)         (469,488)
      Net realized gain from investment transactions-
        Investor Shares                                             -                -            (2,930,231)                -
        Advisor Shares                                              -                -               (11,390)                -
                                                         ------------     ------------          ------------     -------------
Net Decrease from Distributions                                     -                -            (3,192,615)         (469,488)

Capital Share Transactions: (Note 6)
      Investor Shares
        Shares sold                                        25,597,196       22,746,134           100,711,961       256,788,307
        Reinvested dividends and distributions                      -                -             3,175,901           469,488
        Shares repurchased                                (26,673,406)        (721,216)         (215,369,852)      (36,463,902)
      Advisor Shares
        Shares sold                                           352,908            2,500  (c)          909,854           233,699  (c)
        Reinvested dividends and distributions                      -                -  (c)            9,821                 -  (c)
        Shares repurchased                                     (2,530)               -  (c)          (70,451)                -  (c)
                                                         ------------     ------------          ------------     -------------
Net (Decrease) Increase from Capital
       Share Transactions                                    (725,832)      22,027,418          (110,632,766)      221,027,592

Net (Decrease) Increase in Net Assets                        (798,783)      21,645,581          (106,623,809)      223,932,427
                                                         ============     ============          ============     =============
Net Assets:
      Beginning of Period                                  21,645,581                -           223,932,427                 -
      End of Period                                      $ 20,846,798     $ 21,645,581         $ 117,308,618     $ 223,932,427

Undistributed Net Investment Income                      $     -          $      -             $     240,247     $           -



(a) For the period from March 25, 2004 (Date of Initial  Public Investment) through May 31, 2004.
(b) For the period from June 30, 2003  (Date of Initial  Public Investment) through May 31, 2004.
(c) For the period from April 30, 2004 (Date of Initial  Public Investment) through May 31, 2004.






                                                                                                                        (Continued)

PMFM Funds

Statements of Changes in Net Assets

                                                                                                    Tactical Opportunities Fund
For the period ended May 31, 2005 (a)
------------------------------------------------------------------------------------------------------------------------------------
Operations:
      Net investment loss                                                                                           $    (92,733)
      Net realized loss from investments                                                                                (377,346)
      Net realized loss from future contracts                                                                           (873,484)
      Change in unrealized appreciation of investments                                                                   200,197
                                                                                                                     -----------
Net Decrease in Net Assets Resulting from Operations                                                                  (1,143,366)

Distributions to Shareholders: (note 5)
      In excess of net investment income - Investor Shares                                                               (11,051)
      In excess of net investment income - Advisor Shares                                                                    (42)
                                                                                                                     -----------
Net Decrease from Distributions                                                                                          (11,093)

Capital Share Transactions: (note 6)
      Investor Shares
        Shares sold                                                                                                   28,423,087
        Reinvested dividends and distributions                                                                            11,052
        Shares repurchased                                                                                           (16,078,538)
      Advisor Shares
        Shares sold                                                                                                      718,662
        Reinvested dividends and distributions                                                                                32
        Shares repurchased                                                                                              (332,714)
                                                                                                                     -----------
Net Increase from Capital Share Transactions                                                                          12,741,581

Net Increase in Net Assets                                                                                            11,587,122
                                                                                                                     ===========
Net Assets:
      Beginning of Period                                                                                                      -
      End of Period                                                                                                 $ 11,587,122

Undistributed Net Investment Income                                                                                 $          -


(a)   For the period from September 27, 2004 (Date of Initial Public Investment) to May 31, 2005.












See Notes to Financial Statements

PMFM Funds

Financial Highlights                                                                  Tactical Preservation Fund

For a share outstanding during the                                  Investor Class Shares              Advisor Class Shares
fiscal year or period ended May 31,                                   2005         2004 (a)            2005          2004 (b)
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                                 $    9.82       $   10.00         $    9.82    $    9.83
Income from Investment Operations:
      Net investment loss                                                (0.04)          (0.03)            (0.02)       (0.02)
      Net realized and unrealized (loss) gain on securities              (0.06)          (0.15)            (0.16)        0.01
                                                                     ---------       ---------         ---------    ---------
Total from Investment Operations                                         (0.10)          (0.18)            (0.18)       (0.01)
                                                                     =========       =========         =========    =========
Net Asset Value, End of Period                                       $    9.72       $    9.82         $    9.64    $    9.82
Total Return                                                             (1.02%)         (1.80%)           (1.83%)      (0.10%)
Net Assets, End of Year (in thousands)                               $  20,494       $  21,643         $     353    $       2
Average Net Assets for the Year (in thousands)                       $  23,809       $  19,166         $      76    $       2
Ratio of Gross Expenses to Average Net Assets                             2.54%           3.59% (d)         3.34%        4.61% (d)
Ratio of Net Expenses to Average Net Assets                               2.43%           2.46% (d)         3.21%        3.25% (d)
Ratio of Net Investment Loss to Average Net Assets                       (0.33%)         (1.61%)(d)        (0.84%)      (2.20%)(d)
Portfolio Turnover Rate                                                 813.64%         400.93%           813.64%      400.93%


                                                                                            Managed Fund

For a share outstanding during the                                   Investor Class Shares              Advisor Class Shares
fiscal year or period ended May 31,                                   2005       2004 (c)              2005          2004 (b)
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                                 $   10.12       $   10.00         $   10.12    $   10.12
Income from Investment Operations:
      Net investment income (loss)                                        0.04               -             (0.03)           -
      Net realized and unrealized gain on securities                      0.20            0.15              0.19            -
                                                                     ---------       ---------         ---------    ---------
Total from Investment Operations                                          0.24            0.15              0.16            -
Less Distributions:
      Dividends (from net investment income)                             (0.02)          (0.03)                -            -
      Distributions (from capital gains)                                 (0.16)              -             (0.16)           -
                                                                     ---------       ---------         ---------    ---------
Total Distributions                                                      (0.18)          (0.03)            (0.16)           -
Net Asset Value, End of Period                                       $   10.18       $   10.12         $   10.12    $   10.12
                                                                     =========       =========         ========     =========
Total Return                                                              2.30%           1.47%             1.50%        0.00%
Net Assets, End of Year (in thousands)                               $ 116,229       $ 223,699           $ 1,080    $     234
Average Net Assets for the Year (in thousands)                       $ 193,111       $ 149,975             $ 754    $      40
Ratio of Gross Expenses to Average Net Assets                             1.80%           1.87% (d)         2.58%        2.65% (d)
Ratio of Net Expenses to Average Net Assets                               1.80%           1.85% (d)         2.58%        2.65% (d)
Ratio of Net Investment Income (Loss) to Average Net Assets               0.26%          (0.12%)(d)        (0.36%)      (1.74%)(d)
Portfolio Turnover Rate                                                 929.50%         421.74%           929.50%      421.74%


(a) For the period from March 25, 2004 (Date of Initial Public Investment) through May 31, 2004.
(b) For the period from April 30, 2004 (Date of Initial Public Investment) through May 31, 2004.
(c) For the period from June 30, 2003  (Date of Initial Public Investment) through May 31, 2004.
(d) Annualized.






See Notes to Financial Statements                                                                                       (Continued)

PMFM Funds

Financial Highlights                                                                        Tactical Opportunities Fund

                                                                                      Advisor Class            Investor Class
For a share outstanding during the                                                      Shares                    Shares
period ended May 31,                                                                   2005 (a)                   2005 (a)
------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                                                    $   10.00                $   10.00
Income from Investment Operations:
      Net investment loss                                                                   (0.06)                   (0.11)
      Net realized and unrealized loss on securities                                        (0.43)                   (0.43)
                                                                                        ---------                ---------
Total from Investment Operations                                                            (0.49)                   (0.54)
Less Distributions:
      Dividends (from net investment income)                                                (0.02)                   (0.01)
                                                                                        ---------                ---------
Total Distributions                                                                         (0.02)                   (0.01)
Net Asset Value, End of Period                                                          $    9.49                $    9.45
                                                                                        =========                =========
Total Return                                                                                (4.91%)                  (5.38%)
Net Assets, End of Period (in thousands)                                                $  11,228                $     359
Average Net Assets for the Period (in thousands)                                        $  10,476                $     321
Ratio of Gross Expenses to Average Net Assets                                                3.89% (b)                4.62% (b)
Ratio of Net Expenses to Average Net Assets                                                  2.50% (b)                3.25% (b)
Ratio of Net Investment Loss to Average Net Assets                                          (1.24%)(b)               (2.06%)(b)
Portfolio Turnover Rate                                                                    123.69%                  123.69%


(a)   For the period from September 27, 2004 (Date of Initial Public Investment) to May 31, 2005.

(b) Annualized.


























See Notes to Financial Statements

The PMFM Funds

Notes to Financial Statements
________________________________________________________________________________

1.    Organization   and   Significant  The following accounting policies have
Accounting Policies                     been  consistently   followed  by  the
                                        Funds  and  are  in  conformity   with
The PMFM Tactical Preservation accounting principles generally Portfolio Trust, The PMFM Managed accepted in the United States of Portfolio Trust and The PMFM Tactical America in the investment company
Opportunities      Portfolio     Trust  industry.
(collectively    the    "Funds"    and
individually       the       "Tactical  Investment Valuation
Preservation Fund", "Managed Fund" and The Funds' investments in securities "Tactical Opportunities Fund" are carried at value. Securities respectively) are series funds. The listed on an exchange or quoted on a Funds are part of The PMFM Investment national market system are valued at
Trust   (the   "Trust"),   which   was  the last  sales  price as of 4:00 p.m.
organized as a Delaware Statutory Eastern Time. Other securities traded Trust and is registered under the in the over-the-counter market and
Investment  Company  Act of 1940  (the  listed  securities  for  which no sale
"1940 Act"), as amended, as an was reported on that date are valued open-ended management investment at the most recent bid price. company. Each of the Funds in this Securities and assets for which report is classified as representative market quotations are non-diversified as defined in the 1940  not readily  available  (e.g.,  if the
Act.                                    exchange   on  which   the   portfolio
                                        security is principally  traded closes
The PMFM Tactical Preservation early or if trading of the particular Portfolio Trust, formerly known as the portfolio security is halted during PMFM Moderate Portfolio Trust, the day and does not resume prior to commenced operations on March 25, the Funds' net asset value 2004. The investment Fobjective of the calculation) or which cannot be
Fund is to achieve a balance between accurately valued using the Funds' long-term capital appreciation and normal pricing procedures are valued capital preservation through at fair value as determined in good investments in exchange-traded funds faith under policies approved by the
and  in  cash   or   cash   equivalent  Trustees. A portfolio security's "fair
positions.                              value" price may differ from the price
                                        next   available  for  that  portfolio
The PMFM Managed Portfolio, formerly security using the Funds' normal known as the PMFM ETF Portfolio Trust, pricing procedures. Instruments with commenced operations on June 30, 2003. maturities of 60 days or less are
The  investment  objective of the Fund  valued  at   amortized   cost,   which
is   to   seek    long-term    capital  approximates market value.
appreciation,   while   maintaining  a
secondary emphasis on capital Investment Transactions and Investment preservation through investments in Income exchange-traded  funds  and in cash or  Investment  transactions are accounted
cash equivalent positions.              for as of the date  purchased  or sold
                                        (trade  date).   Dividend   income  is
The PMFM Tactical Opportunities recorded on the ex-dividend date. Portfolio Trust commenced operations Certain dividends from foreign on September 27, 2004. The investment securities will be recorded as soon as objective of the Fund is to seek the Trust is informed of the dividend
long-term     capital     appreciation  if  such   information   is   obtained
principally through investments in subsequent to the ex-dividend date. exchange-traded funds and in cash or Interest income is recorded on the
cash equivalent positions.              accrual     basis     and     includes
                                        amortization    of    discounts    and
The Funds  offer two classes of shares  premiums.   Gains   and   losses   are
(Advisor Shares and Investor  Shares).  determined  on  the  identified   cost
Each class of shares has equal rights basis, which is the same basis used as to assets of the Fund, and the for federal income tax purposes.
classes  are   identical   except  for
differences   in  their  sales  charge  Expenses
structures and ongoing distribution Each Fund bears expenses incurred and service fees. Income, expenses, specifically on its behalf as well as and realized and unrealized gains or a portion of general expenses, which losses on investments are allocated to are allocated according to methods each class of shares based upon its approved annually by the Trustees. relative net assets. Both classes have equal voting privileges, except where Restricted Security Transactions otherwise required by law or when the Restricted securities held by the Fund
Board of Trustees (the "Trustees") may not be sold unless registered determines that the matter to be voted pursuant to an effective registration on affects only the interests of the statement filed under the Securities
shareholders of a particular class.     Act   of   1933,   as   amended   (the

                                                                   (Continued)

The PMFM Funds

Notes to Financial Statements
________________________________________________________________________________

"Securities  Act") or offered pursuant  Proxy   Voting   Policies  and  Voting
to  an   exemption   from,   or  in  a  Record (Unaudited)
transaction   not   subject   to,  the  A copy of the Trust's Proxy Voting and
registration   requirements   of   the  Disclosure  Policy  and the  Advisor's
Securities  Act. The risk of investing  Proxy Voting and Disclosure Policy are
in  such   securities   is   generally  included  as  Appendix B to the Fund's
greater  than the risk of investing in  Statement  of  Additional  Information
the  securities  of  publicly   traded  and is available, without charge, upon
companies.  Lack of a secondary market  request,  by  calling  1-866-383-7636.
and resale  restrictions may result in  Information  regarding  how  the  Fund the  inability  of the  Fund to sell a  voted  proxies  relating to  portfolio
security  at  a  fair  price  and  may  securities   during  the  most  recent
substantially  delay  the  sale of the  12-month  period ended June 30 will be
security   it  seeks   to   sell.   In  available  (1)  without  charge,  upon
addition,  restricted  securities  may  request,  by  calling  the Fund at the exhibit greater price volatility than number above and (2) on the SEC's securities for which secondary markets website at http://www.sec.gov.
exist.
                                        Quarterly Portfolio Holdings (Unaudited)
Dividend Distributions                  The Fund files its  complete  schedule
Each  of the  Funds  may  declare  and  of portfolio holdings with the SEC for
distribute    dividends    from    net  the first and third  quarters  of each
investment  income (if any) at the end  fiscal  year on Form N-Q.  The  Fund's
of     each     calendar      quarter.  Forms N-Q are  available  on the SEC's
Distributions  from capital  gains (if  website at http://www.sec.gov. You may
any)  are   generally   declared   and  review  and make  copies  at the SEC's
distributed annually.                   Public  Reference  Room in Washington,
                                        D.C. You may also obtain  copies after
Estimates                               paying a  duplicating  fee by  writing
The     preparation    of    financial  the SEC's  Public  Reference  Section,
statements    in    conformity    with  Washington,   D.C.  20549-0102  or  by
accounting     principles    generally  electronic          request         to
accepted  in  the  United   States  of  publicinfo@sec.gov,  and is  available
America  requires  management  to make  without  charge,   upon  request,   by
estimates and assumptions that affect calling the fund at 1-866-383-7636. the amount of assets, liabilities, Information on the operation of the expenses and revenues reported in the Public Reference Room may be obtained financial statements. Actual results by calling the SEC at 202-942-8090. could differ from those estimates.

Federal Income Taxes                    2. Agreements
No  provision   for  income  taxes  is
included in the accompanying financial  Advisor
statements, as the Funds intend to Each Fund pays a monthly advisory fee distribute to shareholders all taxable to PMFM, Inc. (the "Advisor") based investment income and realized gains upon the average daily net assets of and otherwise comply with Subchapter M the Fund and calculated at the annual of the Internal Revenue Code rates as shown in the schedule
applicable  to  regulated   investment  provided on the  following  page.  The
companies.                              Advisor has entered  into  contractual
                                        agreements     ("Expense    Limitation
Indemnifications                        Agreement") with the Funds under which
Under the Funds' organizational it has agreed to waive or reduce its documents, its officer and Trustees fees and to assume other expenses of are indemnified against certain the Funds, if necessary, in amounts liabilities arising out of the that limit the Funds' total operating
performance  of  their  duties  to the  expenses   (exclusive   of   interest,
Funds. In addition, in the normal taxes, brokerage fees and commissions, course of business, the Funds enter extraordinary expenses, and payments, into contracts with their vendors and if any, under a Rule 12b-1 Plan) to others that provide for general not more than a specified percentage indemnifications. The funds' maximum of the average daily net assets of exposure under these arrangements is each Fund for the current fiscal year. unknown as this would involve future claims  that may be made  against  the  The expense limitation percentages, as
Funds.  The Funds  expect that risk of  well as the  Advisory  fees waived and
loss to be remote.                      expenses  reimbursed  for the  current
                                        fiscal   year  are   included  in  the
                                        schedule on the following page.

                                                                    (Continued)

The PMFM Funds

Notes to Financial Statements
________________________________________________________________________________

-----------------------------------------------------------------------------------------------------------------------------------
                                               Advisor Fees
                                       Average Net                       Expense Limitation                               Expenses
Fund                                      Assets            Rate               Ratio            Advisor Fees Waived       Reimbursed
-----------------------------------------------------------------------------------------------------------------------------------
Tactical Preservation Fund             On all assets         1.25%             Class level             $26,472                   -
                   Advisor Shares                                                    3.25%
                  Investor Shares                                                    2.50%
-----------------------------------------------------------------------------------------------------------------------------------
Managed Fund                           On all assets         1.25%             Class level                   -                   -
                   Advisor Shares                                                    2.70%
                  Investor Shares                                                    1.95%
-----------------------------------------------------------------------------------------------------------------------------------
Tactical Opportunities Fund            On all assets         1.25%             Class level             $68,737             $33,017
                   Advisor Shares                                                    3.25%
                  Investor Shares                                                    2.50%
-----------------------------------------------------------------------------------------------------------------------------------


Administrator
Each     Fund     pays    a    monthly  procure and pay the  custodian for the
administration fee to The Nottingham funds, additional compensation for Company ("the Administrator) based fund accounting and recordkeeping upon the average daily net assets of services and for certain costs the Fund and calculated at the annual involved with the daily valuation of rates which are subject to a minimum securities and as reimbursement for of $2,000 per month per fund. The out-of-pocket expenses (which are Administrator also receives a fee to immaterial in amount). A breakdown of fees  paid  to  the  Administrator  is
                                        provided below.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Fund            Fund
               Administration Fees                Custody Fees                   Accounting       Accounting         Blue Sky
             Average Net            Annual         Average Net         Annual       Fees         Fees (on all    Administration Fees
               Assets                Rate             Assets            Rate      (monthly)        assets)            (annual)
-----------------------------------------------------------------------------------------------------------------------------------
All Funds      First $50 million     0.175%     First $100 million      0.02%     $2,250 (1)         0.01%        $150 per state
               Next $50 million      0.150%                                         $750 (1)
               Next $50 million      0.125%
               Next $50 million      0.100%
              Over $200 million      0.075%      Over $100 million     0.009%
-----------------------------------------------------------------------------------------------------------------------------------
(1)  These fees are based on the number of classes of shares for each Fund. Each  Fund pays  $2,250  per month for the initial  class of shares and $750 per month for each additional class of shares.


Compliance Services                     Transfer Agent

The Nottingham Compliance Services, North Carolina Shareholder Services, LLC, a fully owned affiliate of The LLC ("Transfer Agent" serves as
Nottingham Company,  provides services  transfer,    dividend   paying,    and
which assists the Trust's Chief shareholder servicing agent for the Compliance Officer in monitoring and Funds. It receives compensation for testing the policies and procedures of its services based upon a $15 per the Trust in relation to requirements shareholder per year, subject to a under Rule 38a-1 of the Securities and minimum fee of $1,500 per month per Exchange Commission. It receives Fund and $500 per month per Fund for compensation for this service at an each additional class of shares. annual rate of $7,750 for each fund.
                                        Certain  Trustees  and officers of the
                                        Trust   are  also   officers   of  the
                                        Advisor,   the   Distributor   or  the
                                        Administrator.

                                                                (Continued)

The PMFM Funds

Notes to Financial Statements
________________________________________________________________________________

3. Distribution and Service Fees        4.  Purchases  and Sales of Investment
                                        Securities
The  Trustees,  including the Trustees
who are not  "interested  persons"  of
the  Trust  as   defined  in  the  Act  For  the  fiscal  year  ended  May 31, adopted  a  distribution  and  service  2005,  the aggregate cost of purchases plan pursuant to Rule 12b-1 of the Act  and proceeds  from sales of investment
(the  "Plan").  The Act  regulates the  securities    (excluding    short-term
manner in which a regulated investment  securities) were as follows:
company    may    assume    costs   of
distributing  and  promoting the sales  ----------------------------------------------------
of its  shares  and  servicing  of its                                        Proceeds from
shareholder accounts.                                        Purchases of          Sales of
                                         Fund                  Securities        Securities
The Plan  provides  that the Funds may  ----------------------------------------------------
incur  certain  costs,  which  may not  Tactical
exceed  0.25%  and  1.00% per annum of  Preservation Fund        $80,599,001    $60,963,502
the   average   daily  net  assets  of  Managed Fund            $773,706,503   $668,425,930
Investor  shares and  Advisor  shares,  Tactical
respectively,  for each  year  elapsed   Opportunities Fund      $18,690,389     $9,283,821
subsequent  to  adoption  of the Plan,  ----------------------------------------------------
for  payment  to the  Distributor  and
others for items  such as  advertising   There  were no  purchases  or sales of
expenses,       selling      expenses,   long-term U.S. Government  Obligations
commissions, travel, or other expenses   for any of the funds during the fiscal
reasonably intended to result in sales   year.
of Investor  Class  shares and Advisor
Class  shares  in the Fund or  support   5. Federal Income Tax
servicing   of   Investor   Class  and
Advisor  Class  shareholder  accounts.   The tax components of capital shown in
Such expenditures  incurred as service   the   table   below   represent:   (1)
fees may not exceed 0.25% per annum of   distribution  requirements  the  Funds
the  Funds'  average  annual net asset   must  satisfy  under  the  income  tax
value for each class of shares of each   regulations,  (2) losses or deductions
Fund.  For the  fiscal  year ended May   the   Funds  may  be  able  to  offset
31, 2005,  the  Tactical  Preservation   against  income and gains  realized in
Fund incurred $59,523 and $765 for the   future  years,   and  (3)   unrealized
Investor   Class  and  Advisor  Class,   appreciation    or   depreciation   of
respectively,    the   Managed    Fund   investments  for  federal  income  tax
incurred  $482,778  and $7,535 for the   purposes.
Investor   Class  and  Advisor  Class,
respectively,    and   the    Tactical   Accumulated capital losses noted below
Opportunities  Fund  incurred  $17,723   represent net capital loss  carryovers
and $2,175 for the Investor  Class and   as  of  May  31,   2005  that  may  be
Advisor   Class,   respectively,    in   available  to offset  future  realized
distribution  and  service  fees under   capital   gains  and  thereby   reduce
the Plans.                               future taxable gain distributions.

                                         Other  book  tax  differences  in  the
                                         current  year  primarily   consist  of
                                         deferred post-October losses.


-----------------------------------------------------------------------------------------------------------------------------------
Fund                                  Undistributed    Undistributed                                                       Net Tax
                                       Ordinary         Long-Term          Accumulated       Other Book to Tax        Appreciation/
                                         Income          Gains           Capital Losses        Differences           (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Tactical Preservation Fund (1)              -                -               $317,467                -                        $846
Managed Fund (1)                       $5,315,156            -                  -                    -                  $1,635,463
Tactical Opportunities Fund (1)             -                -                  -                 $967,642               $(82,991)
-----------------------------------------------------------------------------------------------------------------------------------
(1) Capital loss carry-forwards subject to annual limitations.



Accumulated capital losses noted on and thereby reduce future taxable the following page represent net gains distributions. The following capital loss carry-forwards, as of May table shows the expiration dates of 31, 2005, that may be available to the carryovers.
offset future  realized  capital gains


                                                                    (Continued)

The PMFM Funds

Notes to Financial Statements
________________________________________________________________________________

Fund                                            May 31, 2007       May 31, 2010      May 31, 2011         May 31, 2012
--------------------------------------------------------------------------------------------------------------------------
Tactical Preservation Fund(1)                               $ -               $ -               $ -              $317,467
Managed Fund (1)                                            $ -               $ -               $ -                $    -
Tactical Opportunities Fund (1)                             $ -               $ -               $ -                $    -
--------------------------------------------------------------------------------------------------------------------------
(1) Capital loss carry-forwards subject to annual limitations.

The aggregate cost of investments  and  exclude  appreciation/depreciation  on
the    composition    of    unrealized  foreign  currency  translations.   The
appreciation and depreciation of primary difference between book and investment securities for federal tax appreciation/(depreciation) of income tax purposes as of May 31, 2005 investments is wash sale loss
are    noted     below.     Unrealized  deferrals.
appreciation       and      unrealized
depreciation   in  the   table   below

-----------------------------------------------------------------------------------------------------------------------------
                                                                                Aggregate Gross            Aggregate Gross
Fund                                                 Federal Tax Cost        Unrealized Appreciation     Unrealized Depreciation
-----------------------------------------------------------------------------------------------------------------------------
Tactical Preservation Fund                                 $29,989,063                   $24,161                     $23,314
Managed Fund                                              $115,706,477                $1,645,826                     $10,636
Tactical Opportunities Fund                                 $9,328,119                  $270,309                    $353,300
-----------------------------------------------------------------------------------------------------------------------------

The    amount   of    dividends    and  short-term  gains,  deferral  of  wash
distributions from net investment sale losses, foreign currency income and net realized capital gains transactions, net investment losses are determined in accordance with and capital loss carry-forwards. federal income tax regulations which Certain permanent differences such as may differ from generally accepted tax returns of capital and net
accounting      principles.      These  investment  losses  noted  below  have
differences   are  due  to   differing  been reclassified against capital.
treatments   for  items  such  as  net

-------------------------------------------------------------------------------------------------------------------------------
For the fiscal year ended March 31, 2005                             Distributions from
                                                            Ordinary       Long-Term          Tax Return of      Net Investment
Fund                                                        Income        Capital Gains           Capital             Loss
-------------------------------------------------------------------------------------------------------------------------------
Tactical Preservation Fund                                        -                  -                   -            $79,959
Managed Fund                                                      -                  -                   -                  -
     Investor Shares                                       $250,994         $2,930,231                   -                  -
     Advisor Shares                                               -            $11,390                   -                  -
Tactical Opportunities Fund                                       -                  -                   -            $92,733
     Investor Shares                                        $11,051                  -                   -                  -
     Advisor Shares                                             $42                  -                   -                  -
-------------------------------------------------------------------------------------------------------------------------------


6. Capital Share Transactions

------------------------------------------------------------------------------------------------------------------------------
                                                                        Tactical Preservation Fund
                                                         Investor Class                              Advisor Class
For the fiscal years ended May 31,                   2005              2004                   2005                   2004
--------------------------------------------- ------------------ -------------------- -------------------- --------------------
Transactions in Fund Shares
        Shares sold                                   2,612,138            2,275,986               36,560                  254
        Reinvested distributions                              -                    -                    -                    -
        Shares repurchased                          (2,707,209)             (72,692)                (261)                    -
Net Increase (Decrease) in Capital Share
Transactions                                           (95,071)            2,203,294               36,299                  254
Shares Outstanding, Beginning of Period               2,203,294                    -                  254                    -
Shares Outstanding, End of Period                     2,108,223            2,203,294               36,553                  254
--------------------------------------------- ------------------ -------------------- -------------------- --------------------
                                                                                                                (Continued)

The PMFM Funds

Notes to Financial Statements
________________________________________________________________________________


6. Capital Share Transactions (Continued)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                     Managed Fund
                                                             Investor Class                                Advisor Class
For the fiscal years ended May 31,                   2005                 2004               2005                   2004
--------------------------------------------- ------------------ -------------------- -------------------- ----------------------
Transactions in Fund Shares
        Shares sold                                   9,964,477           22,528,290              89,685                 23,093
        Reinvested distributions                        305,526                    -                 947                      -
        Shares repurchased                         (20,952,900)            (430,806)             (7,012)                      -
Net Increase (Decrease) in Capital Share
Transactions                                       (10,682,897)           22,097,484              83,620                 23,093
Shares Outstanding, Beginning of Period              22,097,484                    -              23,093                      -
Shares Outstanding, End of Period                    11,414,587           22,097,484             106,713                 23,093
--------------------------------------------- ------------------ -------------------- -------------------- ----------------------

-------------------------------------------------------------------------------------------
                                                      Tactical Opportunities Fund
                                                   Investor Class          Advisor Class
For the fiscal year  ended May 31,                      2005                   2005
--------------------------------------------- ---------------------- ----------------------
Transactions in Fund Shares
        Shares sold                                       2,883,399                 73,599
        Reinvested distributions                              1,100                      3
        Shares repurchased                              (1,701,523)               (35,590)
Net Increase in Capital Share Transactions                1,182,976                 38,012
Shares Outstanding, Beginning of Period                           -                      -
Shares Outstanding, End of Period                         1,182,976                 38,012
--------------------------------------------- ---------------------- ----------------------

                                                                                (Continued)

The PMFM Funds

Additional Information (Unaudited)

________________________________________________________________________________

7.  Information   about  Trustees  and
Officers


The business and affairs of the Funds charge, upon request by calling the and the Trust are managed under the Funds toll-free at 1-866-383-7636. The direction of the Trustees. Information address of each Trustee and officer, concerning the Trustees and officers unless otherwise indicated below, is of the Trust and Funds is set forth 1551 Jennings Mill Road - Suite 2400A, below.  Generally,  each  Trustee  and  Bogart, Georgia 30622. The Independent
officer  serves an indefinite  term or  Trustees      received       aggregate
until  certain  circumstances  such as  compensation  of  $10,400  during  the their resignation, death, or otherwise fiscal year ended May 31, 2005 from as specified in the Trust's the Funds ($3,800 from each of the organizational documents. Any Trustee PMFM Tactical Preservation Portfolio
may  be   removed   at  a  meeting  of  Trust and the PMFM  Managed  Portfolio
shareholders  by a  vote  meeting  the  Trust   and   $2,800   from  the  PMFM
requirements of the Trust's Tactical Opportunities Portfolio organizational documents. The Trust) for their services to the Funds Statement of Additional Information of and Trust. The Interested Trustee and the Funds includes additional officers did not receive compensation information about the Trustees and from the Funds for their services to officers and is available, without the Funds and Trust.

--------------------------- ------------- --------- -------------------------------------- -------------- -------------------------
                                                                                             Number of
                                                                                            Portfolios
                                                                                              in Fund
                             Position(s)   Length                                             Complex
   Name, Age and             held with    of Time          Principal Occupation(s)           Overseen by     Other Directorships
       Address               Fund/Trust    Served            During Past 5 Years               Trustee         Held by Trustee
--------------------------- ------------- --------- -------------------------------------- -------------- -------------------------
                                                      Independent Trustees
--------------------------- ------------- --------- -------------------------------------- -------------- -------------------------
James M. Baker (53)         Trustee       Since     Mr.  Baker has been the  President of        4        Mr.  Baker  serves  as a
                                          6/2003    Baker & Lassiter,  Inc.  (real estate                 director  of   Community
                                                    development  and  management)   since                 Capital  Bank, a closely
                                                    1993.                                                 held   state   chartered
                                                                                                          bank.
--------------------------- ------------- --------- -------------------------------------- -------------- -------------------------
Norman A. McLean (51)       Trustee       Since     Mr.  McLean  has been  retired  since        4                  None
                                          6/2003    July,    2004.    Mr.    McLean   was
                                                    previously  the  Associate   Athletic
                                                    Director    for     Marketing     and
                                                    Promotions   at  the   University  of
                                                    Georgia  Athletic  Association,  Inc.
                                                    ("UGAA")   since  June,   2000.   Mr.
                                                    McLean   was   also   the   Assistant
                                                    Athletic Director at UGAA.
--------------------------- ------------- --------- -------------------------------------- -------------- -------------------------
                                                      Interested Trustee*
--------------------------- ------------- --------- -------------------------------------- -------------- -------------------------
Donald L. Beasley (63)      Trustee,      Since     Mr.  Beasley  has been the  President        4                  None
                            Treasurer     6/2003    of the Advisor since March, 1991.
--------------------------- ------------- --------- -------------------------------------- -------------- -------------------------
* The Interested  Trustee is an Interested  Trustee because he is an officer and employee of the Advisor.
-----------------------------------------------------------------------------------------------------------------------------------

                                                         OTHER OFFICERS
--------------------------- ------------- ---------- ------------------------------------- -------------- -------------------------
Timothy A. Chapman (44)     President     Since      Mr.  Chapman has been the  Secretary       n/a                 n/a
                                          6/2003     and  Treasurer of the Advisor  since
                                                     February,   1993.  Mr.  Chapman  has
                                                     been   a  Vice   President   of  the
                                                     MurphyMorris  Money  Management  Co.
                                                     (investment   advisory  firm)  since
                                                     March,  2000.  Mr.  Chapman has also
                                                     been  the   President  of  Financial
                                                     Toolbox,  Inc.  (website  publishing
                                                     firm) since 2000.
--------------------------- ------------- ---------- ------------------------------------- -------------- -------------------------
                                                                                                                        (Continued)

The PMFM Funds

Additional Information (Unaudited)

________________________________________________________________________________

--------------------------- ------------- --------- -------------------------------------- -------------- -------------------------
                                                                                             Number of
                                                                                            Portfolios
                                                                                              in Fund
                             Position(s)   Length                                             Complex
   Name, Age and             held with    of Time          Principal Occupation(s)           Overseen by     Other Directorships
       Address               Fund/Trust    Served            During Past 5 Years               Trustee         Held by Trustee
--------------------------- ------------- --------- -------------------------------------- -------------- -------------------------
Judson P. Doherty (36)      Chief         Since      Mr.   Doherty  has  been  the  Chief       n/a                 n/a
                            Compliance    10/2004    Financial  Officer  of  the  Advisor
                            Officer                  since  December  2000.  Mr.  Doherty
                                                     was    previously    an   investment
                                                     consultant   with   Aon   Consulting
                                                     since June, 1999.
--------------------------- ------------- ---------- ------------------------------------- -------------- -------------------------
Tracey L. Hendricks (37)    Asst.         Since      Ms.    Hendricks    has   been   the       n/a                 n/a
The Nottingham Company      Secretary     11/2004    Vice-President      of     Financial
116 South Franklin Street   and Asst.                Reporting,  Tax,  Internal Audit and
Post Office Box 69          Treasurer                Compliance    of   The    Nottingham
Rocky Mount, NC  27802                               Company  (the Fund's  administrator)
                                                     since    2004.     Ms.     Hendricks
                                                     previously  was  Vice  President  of
                                                     Special  Projects of The  Nottingham
                                                     Company  from  2000 and  Manager  of
                                                     Fund Accounting from 1994.
--------------------------- ------------- ---------- ------------------------------------- -------------- -------------------------
Julian G. Winters (36)      Secretary     Since      Mr.   Winters   has  been  the  Vice       n/a                 n/a
The Nottingham Company                    11/2004    President       of        Compliance
116 South Franklin Street                            Administration   at  The  Nottingham
Post Office Box 69                                   Company since March, 1998.
Rocky Mount, NC  27802
--------------------------- ------------- ---------- ------------------------------------- -------------- -------------------------

8.  Approval  of  Advisory  Agreements
During the Period


The  Advisor  supervises  each  Fund's  To  aid it in its  review,  the  Board investments pursuant to Investment reviewed various informational Advisory Agreements (each an "Advisory materials including, without Agreement"). During the Funds' most limitation, copies of the Advisory recent fiscal half-year, the Advisory Agreements and Expense Limitation Agreements for the PMFM Tactical Agreements for each Fund; a memorandum Preservation Portfolio Trust and the from the Advisor to the Board
PMFM Managed Portfolio Trust came up including information about the for renewal. The Trust's Board of Advisor, its business, its finances, Trustees unanimously approved the its personnel, its services to the renewal of these Advisory Agreements Funds and comparative expense ratio for another year at a Board Meeting on  information  for  other  mutual  funds
May 18, 2005.                           with similar  strategies  as the Funds
                                        (the "Advisor Memo"); and a memorandum
In considering whether to renew each from Kilpatrick Stockton LLP (counsel Advisory Agreement, the Board reviewed to the Trust) to the Board regarding and considered such information as the considerations relevant to a review of Board deemed reasonably necessary, investment advisory contracts by
including   the   following   material  investment company trustees.
factors:  (i) the nature,  extent, and
quality of the services to be provided In considering the nature, extent, and by the Advisor to the Fund; (ii) the quality of the services provided by investment performance of the Fund and the Advisor, the Board considered the the Advisor, (iii) the costs of the responsibilities the Advisor would services to be provided and profits to have under each Advisory Agreement. be realized by the Advisor and its The Board reviewed the services being affiliates from the relationship with provided by the Advisor to each Fund the Fund, including any benefits including, without limitation, its derived or to be derived by the investment advisory services since the Advisor from the relationship with the Fund's inception, its efforts during Fund; and (iv) the extent to which the Fund's start-up phase, its economics of scale would be realized coordination of services for the Fund as the Fund grows and whether advisory among the Fund's service providers, fee levels reflect these economies of and its efforts to promote the Fund scale for the benefits of the Fund's and assist in its distribution. The
investors.                              Board  also  noted  that  the  Trust's


                                                                  (Continued)

The PMFM Funds

Additional Information (Unaudited)

________________________________________________________________________________

chief  compliance  officer,  principal  other funds  comparable to the Fund in executive officer, and principal terms of the type of fund, the style financial officer are employees of the of investment management, the size of Advisor, and serve the Trust without fund and the nature of its investment additional compensation. After strategy, among other factors.
reviewing the foregoing information Specifically, the Board determined and further information in the Advisor that, while each Fund's maximum Memorandum (e.g., descriptions of the management fees were lower than some Advisor's business, the Fund's and of the comparable funds and it was
Advisor's compliance programs and the higher than others. In addition, the Advisor's Form ADV), the Board Board determined that each Fund's net concluded that the nature, extent, and expense ratio was lower than some of quality of the services provided by its comparable funds and higher than the Advisor were satisfactory and others. Following this comparison and
adequate for each of the Funds.         upon   further    consideration    and
                                        discussion of the foregoing, the Board
In considering the investment concluded that the fees to be paid to performance of each Fund and the the Advisor by each Fund were fair and
Advisor,   the  Board   compared   the  reasonable.
performance   of  the  Fund  with  the
performance of its benchmark index, In considering the extent to which comparable funds with similar economies of scale would be realized objectives and size managed by other as each Fund grows and whether the
Advisors and comparable peer group advisory fee levels reflect these indices (e.g., Morningstar category economies of scale for the benefits of averages). The Board also considered the Fund's investors, the Board the consistency of the Advisor's considered that the Fund's fee management of the Fund with the Fund's arrangements with the Advisor involved investment objective and policies. both the management fee and the
After    reviewing   the   short   and  Expense  Limitation   Agreement.   The
long-term investment performance of Board determined that, while the the Fund, the Advisor's experience management fee would remain the same
managing   the   Fund   and   separate  at all  asset  levels,  each  Fund had
accounts,   the  Advisor's  historical  experienced  benefits from the Expense investment performance, and other Limitation Agreement. For the PMFM factors, the Board concluded that the Tactical Preservation Portfolio Trust, investment performance of each Fund the Board noted that due to its size, and Advisor had been satisfactory. this Fund was likely to continue to experience  benefits  from the Expense
In considering the costs of the Limitation Agreement until the Fund's services to be provided and profits to assets grow to a level where the be realized by the Advisor and its Fund's expenses fall below the cap set affiliates from the relationship with by the Expense Limitation Agreement each Fund,  the Board  considered  the  and the Advisor  begins  receiving its
Advisor's staffing, personnel, and full fees. For the PMFM Managed methods of operating; the financial Portfolio Trust, the Board noted that condition of the Advisor and the level the Advisor had agreed to the lowering of commitment to the Fund and the of the fees and expenses cap under the
Advisor by the principals of the Expense Limitation Agreement from Advisor; the asset levels of the Fund; 2.25% at the Fund's inception in June the Advisor's payment of startup costs 2003 to 1.70% beginning April 2004.
for  the   Trust;   and  the   overall  The  Board  noted  that,  due to  this
expenses   of  the   Fund,   including  reduction,   the  Fund  would  receive
certain past fee waivers and benefits from the Expense Limitation reimbursements by the Advisor on Agreement if its assets were to
behalf  of the Fund.  The  Board  also  decrease   or  the   Fund's   expenses
considered the Advisor's use of its increased beyond the cap set by the proprietary models in managing the Expense Limitation Agreement. Fund. The Board reviewed the Fund's Following further discussion of the Expense Limitation Agreement with the Funds' asset levels, expectations for Advisor, and discussed the Advisor's growth and levels of fees, the Board past fee waivers under the Expense determined that each Fund's fee Limitation Agreement in detail. The arrangements were fair and reasonable, Board also considered potential and that each Fund's Expense benefits for the Advisor in managing Limitation Agreement provided the Funds, including promotion of the potential savings or protection for Advisor's name, the ability for the shareholders based on the Funds' asset Advisor to place small accounts into levels.
the Funds,  and the  potential for the
Advisor to generate soft dollars from Based upon all of the foregoing the Funds' trades that may benefit the considerations, the Board, including a Advisor's clients other than the majority of the Trust's independent
Funds.  The Board  then  compared  the  trustees,  approved the renewal of the
fees  and   expenses   of  each   Fund  Advisory   Agreement   for  the   PMFM
(including  the  management   fee)  to  Tactical Preservation  Portfolio Trust
                                        and the PMFM Managed Portfolio Trust.

                 (This page was intentionally left blank.)

                                                          Deloitte & Touche LLP
                                                     Two World Financial Center
                                                 New York, New York  10281-1414

                                                            Tel: + 212 436-2000
                                                            Fax: + 212 436-5000
                                                               www.deloitte.com


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of PMFM Investment Trust and Shareholders of PMFM
    Managed Portfolio Trust, PMFM Tactical Opportunities Portfolio Trust, and PMFM Tactical Preservation Portfolio Trust:

We have audited the accompanying statements of assets and liabilities of PMFM Managed Portfolio Trust, PMFM Tactical Opportunities Portfolio Trust, and PMFM Tactical Preservation Portfolio Trust (the "Funds"), including the portfolios of investments, as of May 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the periods presented, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PMFM Managed Portfolio Trust, PMFM Tactical Opportunities Portfolio Trust, and PMFM Tactical Preservation Portfolio Trust as of May 31, 2005, the results of its operations for the year then ended, the changes in net assets for each of the periods presented, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

July 8, 2005

                                                       Member of
                                                       Deloitte Touche Tohmatsu

The PMFM Mutual Funds
are a series of the
PMFM Investment Trust








For Shareholder Service Inquiries:           For Investment Advisor Inquiries:

Documented:                                  Documented:

NC Shareholder Services                      PMFM, Inc.
116 South Franklin Street                    1551 Jennings Mill Road
Post Office Drawer 4365                      Suite 2400A
Rocky Mount, North Carolina 27802-0069       Bogart, Georgia 30622

Toll-Free Telephone:                         Toll-Free Telephone:

1-800-773-3863                               1-866-ETF-PMFM, 1-866-383-7636

World Wide Web @:                            World Wide Web @:

nottinghamco.com.com                         pmfmfunds.com








                                           PMFM INC.
                                            Personal Mutual Fund Management

Item 2.  CODE OF ETHICS.


(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)      There have been no amendments during the period covered by this report.

(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.

(e)      Not applicable.


(f)(1) A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to
         Item 11(a)(1) below.





Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.


(a)(2)   Not applicable.


(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.





Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - Audit fees billed for the registrant for the last two fiscal years are described in the table below. These amounts represent aggregate fees billed by the registrants' independent accountant, Deloitte & Touche LLP ("Accountant"), in connection with the annual audit of the registrant's financial statements and for services normally provided by the Accountant in connection with the statutory and regulatory filings.


         ------------------------------------------------ -------------- -------------
                                         Fund                 2004           2005
         ------------------------------------------------ -------------- -------------
         PMFM Tactical Preservation Portfolio Trust       $ 14,250       $ 15,500
         ------------------------------------------------ -------------- -------------
         PMFM Managed Portfolio Trust                     $ 13,500       $ 16,500
         ------------------------------------------------ -------------- -------------
         PMFM Tactical Opportunities Portfolio Trust          n/a*       $ 16,500
         ------------------------------------------------ -------------- -------------
              *This fund did not commence operations until September 27, 2004.

(b) Audit-Related Fees - There were no additional fees billed in the fiscal years ended March 31, 2004 and March 31, 2005 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees - The tax fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are described in the table below. These services were for the completion of each fund's federal, state, and excise tax returns.

         ------------------------------------------------ -------------- -------------
                                         Fund                 2004           2005
         ------------------------------------------------ -------------- -------------
         PMFM Tactical Preservation Portfolio Trust       $ 0            $ 5,900
         ------------------------------------------------ -------------- -------------
         PMFM Managed Portfolio Trust                     $ 1,025        $ 5,900
         ------------------------------------------------ -------------- -------------
         PMFM Tactical Opportunities Portfolio Trust           n/a       $ 1,050
         ------------------------------------------------ -------------- -------------


(d) All Other Fees - The registrant was billed a fee of $1,500 in the fiscal year ended May 31, 2004 which was associated with the initial balance sheet audit and procedures by the Accountant of the seed capital used to capitalize the registrant's inception of its initial fund, the PMFM Managed Portfolio Trust (formerly, the PMFM ETF Portfolio Trust). There were no other fees paid to the Accountant which were not disclosed in Items (a) through (c) above during the fiscal year ended May 31, 2005.

(e)(1) The registrant's board of trustees pre-approved the engagement of the Accountant for the last two fiscal years at audit committee meetings of board of trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at audit committee meetings called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

   (2)   There were no services as described  in each of  paragraph  (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not Applicable.

(g) There were no non-audit fees billed by the Accountant for services rendered to the registrant, the registrant's investment advisers, or any other entity controlling, controlled by, or under common control with the registrant's investment advisers.

(h)      Not applicable.





Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.


         Not applicable.





Item 6.  SCHEDULE OF INVESTMENTS.


         A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.





Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.





Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.





Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


         Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.


         None.





Item 11. CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officers and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 12. EXHIBITS.


(a)(1)   Code of Ethics  required  by Item 2 of Form N-CSR is filed  herewith as
         Exhibit 12.(a)(1).


(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).


(a)(3)   Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PMFM Investment Trust


By: (Signature and Title)        /s/ Timothy A. Chapman
                                 ________________________________
                                 Timothy A. Chapman
                                 President and Principal Executive Officer


Date: July 27, 2005







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Timothy A. Chapman
                                 ________________________________
                                 Timothy A. Chapman
                                 President and Principal Executive Officer
                                 PMFM Investment Trust

Date: July 27, 2005





By:  (Signature and Title)       /s/ Donald L. Beasley
                                 _______________________________
                                 Donald L. Beasley
                                 Trustee, Chairman, Treasurer and Principal
                                 Financial Officer
                                 PMFM Investment Trust

Date: July 25, 2005